UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:             Heitman Real Estate Securities LLC
Address:          191 North Wacker Drive
                  Suite 2500
                  Chicago, IL 60606

Form 13F File Number:      28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Nancy B. Lynn
Title:            Vice President
Phone:            312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL        5/12/06
-------------------------------     -------------      ----------
[Signature]                         [City, State]      [Date]

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-____________________    ________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:           NONE

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     3,298,370

List of Other Included Managers:            NONE

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                     Form 13F File Number            Name

1

2

Heitman Real Estate Securities LLC
FORM 13F
31-Mar-06

                                      TITLE
                                        OF                          SHARES/   SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                    CLASS   CUSIP         VALUE   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
    --------------                    -----   -----         -----   -------   --- ----  -------  --------   ----    ------   ----
Acadia Realty Trust                    COM    004239109     47,143  2,001,808  SH         Sole            1,204,197          797,611
Alexandria Real Estate Equities Inc.   COM    015271109     60,668    636,397  SH         Sole              461,871          174,526
American Financial Realty Trust        COM    02607P305     13,655  1,172,100  SH         Sole                   --        1,172,100
Archstone Smith Trust                  COM    039583109    119,624  2,452,811  SH         Sole            1,817,228          635,583
Ashford Hospitality Trust, Inc.        COM    044103109      1,693    136,500  SH         Sole                   --          136,500
Avalonbay Communities, Inc.            COM    053484101    110,420  1,012,103  SH         Sole              663,283          348,820
Biomed Realty Trust Inc                COM    09063H107     81,434  2,747,437  SH         Sole            2,008,009          739,428
Boston Properties, Inc.                COM    101121101     93,294  1,000,477  SH         Sole              727,260          273,217
Brookfield Properties Corp.            COM    112900105    124,886  3,656,981  SH         Sole            2,596,016        1,060,965
Camden Property Trust                  COM    133131102     93,728  1,300,878  SH         Sole              878,867          422,011
Cogdell Spencer Inc.                   COM    19238U107      2,612    122,500  SH         Sole                   --          122,500
Columbia Equity Trust, Inc.            COM    197627102     20,260  1,152,442  SH         Sole              612,725          539,717
Crescent Real Estate Equity Co         COM    225756105     10,746    510,000  SH         Sole                   --          510,000
Digital Realty Trust Inc.              COM    253868103     58,674  2,082,867  SH         Sole            1,370,989          711,878
EastGroup Properties                   COM    277276101     39,962    842,362  SH         Sole              632,176          210,186
Education Realty Trust                 COM    28140H104      9,296    607,600  SH         Sole                   --          607,600
Equity One, Inc.                       COM    294752100     29,955  1,219,679  SH         Sole              890,929          328,750
Equity Residential Properties Trust    COM    29476L107    173,109  3,699,693  SH         Sole            2,470,142        1,229,551
General Growth Properties, Inc         COM    370021107    113,761  2,327,837  SH         Sole            1,548,173          779,664
Glimcher Realty Trust                  COM    379302102     15,492    545,500  SH         Sole                   --          545,500
GMH Communities Trust                  COM    36188G102     43,075  3,700,644  SH         Sole            2,148,507        1,552,137
Health Care REIT Inc.                  COM    42217K106      3,010     79,000  SH         Sole                   --           79,000
Healthcare Realty Trust Inc.           COM    421946104      9,906    265,000  SH         Sole                   --          265,000
Hersha Hospitality Trust               COM    427825104      6,970    712,000  SH         Sole                   --          712,000
Highland Hospitality Corp              COM    430141101     21,947  1,726,727  SH         Sole            1,262,040          464,687
Hilton Hotels Corp.                    COM    432848109     35,516  1,394,969  SH         Sole            1,137,447          257,522
Host Hotels & Resorts, Inc.            COM    44107P104     15,605    729,200  SH         Sole              240,300          488,900
HRPT Properties Trust                  COM    40426W101     16,813  1,432,100  SH         Sole                   --        1,432,100
Innkeepers USA Trust                   COM    4576J0104     25,041  1,477,350  SH         Sole            1,078,198          399,152
Kimco Realty Corporation               COM    49446R109     90,487  2,226,553  SH         Sole            1,634,092          592,461
LaSalle Hotel Properties/Hotel         COM    517942108     65,685  1,602,072  SH         Sole            1,000,526          601,546
Lexington Corporate Properties Trust   COM    529043101      7,298    350,000  SH         Sole                   --          350,000
Liberty Property Trust                 COM    531172104     90,165  1,911,891  SH         Sole            1,279,550          632,341
Mack-Cali Realty Corporation           COM    554489104    115,852  2,413,589  SH         Sole            1,516,367          897,222
Medical Properties Trust Inc.          COM    58463J304     11,835  1,095,800  SH         Sole                   --        1,095,800
Nationwide Health Properties, Inc.     COM    638620104      1,075     50,000  SH         Sole                   --           50,000
Omega Healthcare Investors, Inc.       COM    681936100      8,983    640,700  SH         Sole              167,000          473,700
Orient Express Hotels and Resorts      COM    G67743107     20,172    514,209  SH         Sole              479,497           34,712
Pan Pacific Retail Properties, Inc.    COM    69806L104     74,082  1,044,881  SH         Sole              661,053          383,828
Plum Creek Timber Co Inc.              COM    729251108      9,454    256,000  SH         Sole               83,600          172,400
ProLogis                               COM    743410102    130,697  2,442,937  SH         Sole            1,655,817          787,120
Public Storage, Inc.                   COM    74460D109    144,780  1,782,344  SH         Sole            1,287,764          494,580
Realty Income Corp                     COM    756109104      4,457    184,100  SH         Sole               21,800          162,300
Regency Centers Corp.                  COM    758849103     90,413  1,345,639  SH         Sole              868,090          477,549
Republic Property Trust                COM    760737106     12,396  1,053,176  SH         Sole              770,377          282,799
Senior Housing Properties Trust        COM    81721M109     18,055    997,500  SH         Sole              115,100          882,400
Simon Property Group, Inc.             COM    828806109    274,252  3,259,472  SH         Sole            2,191,721        1,067,751
Spirit Finance Corp                    COM    848568309     61,619  5,050,727  SH         Sole            2,304,983        2,745,744
Starwood Lodging                       COM    85590A203    126,622  1,869,504  SH         Sole            1,434,427          435,077
Sun Communities, Inc.                  COM    866674104     15,766    446,000  SH         Sole                   --          446,000
Sunstone Hotels Investors Inc.         COM    867892101     11,582    399,810  SH         Sole              326,308           73,502
Tanger Factory Outlet Centers, Inc.    COM    875465106     36,309  1,055,174  SH         Sole              773,120          282,054
Taubman Centers, Inc.                  COM    876664103     42,815  1,027,473  SH         Sole              757,840          269,633
Trustreet Properties Inc               COM    898404108     15,596  1,026,700  SH         Sole                   --        1,026,700
U Store It Trust                       COM    91274F104     34,517  1,712,979  SH         Sole              859,306          853,673
United Dominion Realty Trust, Inc.     COM    910197102     86,246  3,021,940  SH         Sole            2,032,737          989,203
Ventas Inc.                            COM    92276F100      9,343    281,600  SH         Sole               95,600          186,000
Vornado Realty Trust                   COM    929042109    149,795  1,560,368  SH         Sole            1,036,538          523,830
Alexandria Real Estate EQ PFD
 SER C 8.375%                          PFD    015271406      1,568     60,000  SH         Sole                   --           60,000
American Land Lease Inc PFD
 Series A 7.75%                        PFD    027118207      5,850    237,800  SH         Sole                   --          237,800
Apartment Invt & Mgmt
 PFD Class T 8%                        PFD    03748R838      3,323    131,600  SH         Sole                   --          131,600
Apartment Invt & Mgmt PFD
 Class U 7.75%                         PFD    03748R820      5,539    221,900  SH         Sole                   --          221,900
Apartment Invt & Mgmt PFD
 Class V 8%                            PFD    03748R812      1,151     45,500  SH         Sole                   --           45,500
Apartment Invt & Mgmt PRF
 Class Y 7.875%                        PFD    03748r796      8,342    332,600  SH         Sole                   --          332,600
Bedford Property Invs Inc PFD
 SER B 7.625%                          PFD    076446608      2,122     98,000  SH         Sole                   --           98,000
CBL & Assoc Properties Inc PFD
 SER D7.375%                           PFD    124830605      7,023    276,500  SH         Sole                   --          276,500
Cedar Shopping Centers Inc PFD
 SER A8.875%                           PFD    150602308      2,809    104,800  SH         Sole                   --          104,800
Colonial Properties TR PFD
 Series D 8.125%                       PFD    195872403        650     25,000  SH         Sole                   --           25,000
Colonial Properties TR PFD
 Series E 7.625%                       PFD    195872601     10,554    421,000  SH         Sole                   --          421,000
Cousins Properties Inc PFD
 Series B 7.5%                         PFD    222795403      2,107     83,000  SH         Sole                   --           83,000
Digital Realty Trust Inc PFD
 SER A 8.5%                            PFD    253868202      9,700    385,700  SH         Sole                   --          385,700
Digital Realty Trust Inc PFD
 SER B 7.875%                          PFD    253868301      1,857     75,000  SH         Sole                   --           75,000
Entertainment Properties TR
 PFD SER B7.75                         PFD    29380t303      5,832    239,000  SH         Sole                   --          239,000
Glimcher Realty TR PFD
 Series F 8.75%                        PFD    379302300      1,818     71,300  SH         Sole                   --           71,300
Glimcher Realty TR PFD
 Series G 8.125%                       PFD    379302409      8,460    334,400  SH         Sole                   --          334,400
Hersha Hospitality TR PFD
 Series A 8.00%                        PFD    427825203      1,997     80,000  SH         Sole                   --           80,000
Highland Hospitality Corp PFD
 SER A 7.875%                          PFD    430141200      2,966    121,900  SH         Sole                   --          121,900
Kilroy Realty Corp PFD
 Series F 7.50%                        PFD    49427F504      5,020    200,800  SH         Sole                   --          200,800
LaSalle Hotel Properties PFD
 SER E 8.00%                           PFD    517942504      6,691    265,000  SH         Sole                   --          265,000
LTC Properties Inc PFD
 Series F 8.00%                        PFD    502175607      2,771    110,600  SH         Sole                   --          110,600
Maguire Properties Inc PFD
 Series A 7.625%                       PFD    559775200      6,104    243,100  SH         Sole                   --          243,100
Mills Corp PFD Series G 7.875%         PFD    601148877      5,589    262,400  SH         Sole                   --          262,400
Omega Healthcare INVS PFD
 Series D 8.375%                       PFD    681936407        919     35,600  SH         Sole                   --           35,600
PS Business Parks Inc PFD
 Series H 7.00%                        PFD    69360J875      1,606     65,000  SH         Sole                   --           65,000
Strategic Hotel Capital PFD
 SER B 8.25%                           PFD    86272T403      6,894    274,130  SH         Sole                   --          274,130
Sunstone Hotel Investors PFD
 SER A 8.00%                           PFD    867892200      8,451    334,700  SH         Sole                   --          334,700
Taubman Centers Inc PFD
 Series G 8.00%                        PFD    876664301      5,657    220,800  SH         Sole                   --          220,800
Taubman Centers Inc PFD
 Series H 7.625%                       PFD    876664400      2,620    104,400  SH         Sole                   --          104,400
Winston Hotels Inc
 PFD Series B 8.00%                    PFD    97563A300      3,740    149,600  SH         Sole                   --          149,600

REPORT SUMMARY                                 89 DATA
                                               RECORDS   3,298,370             NONE OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED